Average Annual Total Returns - Class K - BLACKROCK LARGE CAP FOCUS GROWTH FUND, INC.	Mar. 01, 2021
Russell 1000® Growth Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	38.49%
5 Years	21.00%
10 Years	17.21%	[1]
Class K Shares
Average Annual Return:
1 Year	46.75%
5 Years	21.17%
10 Years	16.24%	[1]
Class K Shares | After Taxes on Distributions
Average Annual Return:
1 Year	46.56%
5 Years	20.37%
10 Years	14.67%	[1]
Class K Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	27.80%
5 Years	17.10%
10 Years	12.95%	[1]

[1]	A portion of the Fund’s total return was attributable to proceeds received from a settlement of litigation or a payment from an affiliate to compensate for foregone securities lending revenue.